GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]

	Cultivations and processing license *)	Customer relationships	Brand	Goodwill	Other	Total
Cost:

Balance at January 1, 2022	$9,961	$10,674	$11,363	$121,578	$202	$153,778
PPA adjustments during measurement period	-	5,715	-	(2,774)	-	2,941
Disposals	(1,581)	-	-	-	-	(1,581)
Deconsolidation of Trichome	(5,856)	(2,932)	(9,799)	-	(131)	(18,718)
Foreign currency translation adjustments	-	(381)	-	(904)	(48)	(1,333)

Balance at December 31, 2022	2,524	13,076	1,564	117,900	23	135,087
PPA adjustments during measurement period	-	2,225	-	-	-	2,225
Disposals	-	(2,225)	-	-	-	(2,225)
Foreign currency translation adjustments	-	(361)	-	336	-	(25)

Balance at December 31, 2023	2,524	12,715	1,564	118,236	23	135,062

Accumulated amortization:

Balance at January 1, 2022	774	469	8	275	64	1,590
Amortization recognized in the year	767	1,503	7	-	66	2,343
Impairment	1,215	4,461	1,501	107,854	4	115,035
Deconsolidation of Trichome	(1,083)	(365)	-	-	(114)	(1,562)

Balance at December 31, 2022	1,673	6,068	1,516	108,129	20	117,406
Amortization recognized in the year	18	1,730	7	-	3	1,758

Balance at December 31, 2023	1,691	7,798	1,523	108,129	23	119,164

Amortized cost at December 31, 2023	$833	$4,917	$41	$10,107	$-	$15,898

Amortized cost at December 31, 2022	$851	$7,008	$48	$9,771	$3	$17,681

*)	The licenses consist of GMP and GDP licenses.